GOODWILL	12 Months Ended
Dec. 31, 2018
GOODWILL
GOODWILL

6.           GOODWILL

On December 31, 2013, the Group acquired the fashion-focused site business from Ador Inc. The acquired assets were recorded at fair value at the date of acquisition, including net working capital of $44, goodwill of $690 and other intangible assets of $266.  There was no change to the carrying amount of goodwill since acquisition.

On December 10, 2018, the Group acquired Ezbuy and the acquired assets were recorded at fair value at the date of acquisition, including goodwill of  $27,479. See Note 3 in details of acquisition of Ezbuy.

All the goodwill was allocated to the product sales segment.

The changes in the carrying amount of goodwill for the years ended December 31, 2016, 2017 and 2018, are as follows.

	Ador Inc	Ezbuy	Total
Balance at January 1, 2018
Goodwill	$690	$—	$690
Accumulated impairment loss	—	—
	$690	$—	$690
Goodwill acquired during the year	—	27,479	27,479
Impairment loss	—	—	—
Balance at December 31, 2018
Goodwill	$690	$27,479	$28,169
Accumulated impairment loss	—	—	—
	$690	$27,479	$28,169